Document and Entity Information	Feb. 24, 2021
Cover [Abstract]
Entity Registrant Name	ENTERCOM COMMUNICATIONS CORP
Amendment Flag	false
Entity Central Index Key	0001067837
Document Type	8-K
Document Period End Date	Feb. 24, 2021
Entity Incorporation State Country Code	PA
Entity File Number	001-14461
Entity Tax Identification Number	23-1701044
Entity Address, Address Line One	2400 Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(610)
Local Phone Number	660-5610
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $.01 per share
Trading Symbol	ETM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false